Capital Stock (Details 1) - Stock option			1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 01, 2019 $ / shares shares	Dec. 11, 2018 $ / shares shares	Nov. 24, 2017 $ / shares shares	Jan. 31, 2020 CAD ($) $ / shares shares	Jul. 31, 2019 CAD ($) $ / shares shares	Jul. 31, 2018 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Opening balance | shares				6,075,000	4,025,000	0
Number of options, Options granted | shares	250,000	2,050,000	3,850,000	3,300,000	2,050,000	4,025,000
Option cancelled | shares				(600,000)
Closing balance | shares				8,775,000	6,075,000	4,025,000
Number of options, Vested and fully exercisable | shares				6,075,000
Weighted average exercise price, opening balance | $ / shares				$ 0.62	$ 0.65	$ 0
Weighted average exercise price, options granted | $ / shares	$ 0.93	$ 0.57	$ 0.66	0.88	0.57	0.65
Weighted average exercise price, options Cancelled | $ / shares				0.88
Weighted average exercise price, closing balance | $ / shares				0.70	$ 0.62	$ 0.65
Weighted average exercise price, Vested and fully exercisable | $ / shares				$ 0.62
Weighted average contractual term remaining (in years)				3 years 7 months 14 days	3 years 8 months 8 days	4 years 4 months 2 days
Weighted average contractual term remaining (in years), Vested and fully exercisable				3 years 2 months 4 days
Aggregate intrinsic value				$ 1,750	$ 1,675,750	$ 0
Aggregate intrinsic value, Vested and fully exercisable | $				$ 1,750